ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.8%

Equity Fund – 99.8%
Invesco QQQ Trust Series 1(a)	127,451	$40,673,438
iShares MSCI USA Momentum Factor ETF	244,199	39,281,851
Total Exchange Traded Funds
(Cost $63,956,669)		79,955,289

MONEY MARKET FUND – 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.03%(b) (Cost $148,813)	148,813	148,813
Total Investments – 100.0%
(Cost $64,105,482)		80,104,102
Liabilities in Excess of Other Assets – (0.0)%**		(31,433)
Net Assets – 100.0%		$80,072,669

ETF - Exchange Traded Fund

**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $29,101,465; the aggregate market value of the collateral held by the fund is $28,404,053. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $28,404,053.
(b)	Rate shown reflects the 7-day yield as of March 31, 2021.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$79,955,289	$–	$–	$79,955,289
Money Market Fund	148,813	–	–	148,813
Total	$80,104,102	$–	$–	$80,104,102

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	99.8%
Money Market Fund	0.2
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.